CONVERTIBLE NOTES PAYABLE	3 Months Ended	12 Months Ended
	Aug. 31, 2024	May 31, 2024
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 7 – CONVERTIBLE NOTES PAYABLE

In the three months ended August 31, 2024, the Company amended its outstanding convertible note (“Note”) to one founder to reflect additional borrowings of $100,000 during the period. The Company estimates that the nominal interest rate on the Note is less than rates that may be obtained from third parties. The Company recorded a discount of $12,884 on the additional borrowing at an estimated effective rate of 9.5%, as an addition to paid-in capital. Other terms and conditions of the Note were not affected.

No payments of principal or interest on the notes are required prior to maturity. The notes call for interest at 4% per annum and are convertible at the option of the holder upon the Company’s next equity financing involving the Company’s sale of its equity securities to third party investors. Upon any conversion, all unpaid principal and accrued unpaid interest on the Notes will be exchanged for the Company’s securities at the lowest per unit price for securities sold to third parties in the next equity financing.

In addition, the Notes are due upon demand at the option of the holder when there is a liquidation event, which shall include:

(i)	The closing of the sale, lease, transfer or other disposition of all or substantially all of the assets of Company or the grant of any exclusive license to any material portion of the Company’s intellectual property;
(ii)	The consummation of the merger or consolidation of the Company with or into another entity (except a merger or consolidation in which the holders of capital stock of the Company immediately prior to such merger or consolidation continue to hold, directly or indirectly, at least fifty percent (50%) of the voting power of the capital stock of the Company or the surviving or acquiring entity);
(iii)	The closing of the transfer (whether by merger, consolidation or otherwise), in one transaction or a series of related transactions, to a person or group of affiliated persons (other than an underwriter of the Company’s securities), of the Company’s securities if, after such closing, such person or group of affiliated persons would hold, directly or indirectly, fifty percent (50%) or more of the outstanding voting stock of the Company (or the surviving or acquiring entity);

(iv)	An initial public offering of securities by Company or one of its subsidiaries; or
(v)	A liquidation, dissolution or winding up of the Company.

The Company estimates that the nominal interest rate on the Notes is less than rates that may be obtained from third parties. The Company has recorded discounts on the Notes, calculated at an estimated effective rate of 10%, as an addition to paid-in capital. Unamortized discounts presented as a deduction from the face amount of the Notes amounted to $109,126 and $105,178 as of August 31, 2024 and May 31, 2024, respectively.

Interest expense

Interest expense consists of the following in the three months ended August 31:

	2024	2023
Interest on notes	$11,230	$4,978
Amortization of discount	8,936	5,122
Total	$20,166	$10,100

NOTE 8 – CONVERTIBLE NOTES PAYABLE

Founders

In the year ended May 31, 2023, convertible notes payable to founders with an aggregate principal amount of $425,000 due December 2022 were extended to December 31, 2026. In the year ended May 31, 2024, the Company amended its outstanding convertible note (“Note”) to one founder to reflect additional borrowings of $200,000 during the year and interest accrued to the date of the amended note. The Company estimates that the nominal interest rate on the Note is less than rates that may be obtained from third parties. The Company recorded discounts of $35,063 on the additional borrowing at an estimated effective rate of 10%, as an addition to paid-in capital. Other terms and conditions of the Note were not affected.

No payments of principal or interest on the notes are required prior to maturity. The notes call for interest at 4% per annum, compounded monthly and are convertible, at the option of the holder, upon the Company’s next equity financing involving the Company’s sale of its equity securities to third party investors. Upon any conversion, all unpaid principal and accrued unpaid interest on the Notes will be exchanged for the Company’s securities at the lowest per unit price for securities sold to third parties in the next equity financing.

In addition, the Notes are due upon demand at the option of the holder when there is a liquidation event, which shall include:

(i)	The closing of the sale, lease, transfer or other disposition of all or substantially all of the assets of Company or the grant of any exclusive license to any material portion of the Company’s intellectual property;
(ii)	The consummation of the merger or consolidation of the Company with or into another entity (except a merger or consolidation in which the holders of capital stock of the Company immediately prior to such merger or consolidation continue to hold, directly or indirectly, at least fifty percent (50%) of the voting power of the capital stock of the Company or the surviving or acquiring entity);
(iii)	The closing of the transfer (whether by merger, consolidation or otherwise), in one transaction or a series of related transactions, to a person or group of affiliated persons (other than an underwriter of the Company’s securities), of the Company’s securities if, after such closing, such person or group of affiliated persons would hold, directly or indirectly, fifty percent (50%) or more of the outstanding voting stock of the Company (or the surviving or acquiring entity);
(iv)	An initial public offering of securities by Company or one of its subsidiaries; or
(v)	A liquidation, dissolution or winding up of the Company.

The Company estimates that the nominal interest rate on the Notes is less than rates that may be obtained from third parties. The Company has recorded discounts on the Notes, calculated at an estimated effective rate of 10%, as an addition to paid-in capital. Unamortized discounts presented as a deduction from the face amount of the Notes amounted to $105,178 and $95,481 as of May 31, 2024 and 2023, respectively.

Grantor

As of May 31, 2022, the Company had a convertible note (“ADDF Note”) outstanding to the Alzheimer’s Drug Discover Foundation (“ADDF”) with a principal amount of $492,000, with principal and interest due and payable in November 2022. The ADDF Note provided for interest at 8% per annum, compounded monthly and was convertible, at the option of the holder upon maturity, upon a qualified equity or debt financing of at least $2,000,000, as defined, or at maturity provided the Company’s business plan meets certain conditions. Concurrent with the issuance of the ADDF Note, the Company issued warrants to the grantor for 29,336 shares of the Company’s common stock at an exercise price of $5.87 per share. The warrants have a five-year life. The warrants had an estimated fair value at issuance of $125,289, which was recorded as additional paid-in capital and represented a discount on the Note. The discount was amortized on the interest method over the three-year term of the Note at an effective rate of 19%. In the year ended May 31, 2023, the ADDF Note, amounting to $606,662, including accrued interest, was converted in accordance with its terms into 101,806 shares of common stock.

Interest expense

Interest expense consists of the following in the years ended May 31:

	2024	2023
Interest on notes	$23,232	$44,531
Amortization of discount	25,367	69,644
Total	$48,599	$114,175